Derivative Financial Instruments and Risk Management Policies - Liquidity Risk (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Average maturity of net financial debt	10 years 9 months 14 days
Period to pay all commitments	12 months
Net debt held as a hedging instrument	€ 35,228
Current lease liabilities	1,255	€ 1,600
Non-current financial liabilities	12,466
Telefonica, S.A.
Disclosure of financial liabilities [line items]
Total carrying amount	50,420	52,364
Current lease liabilities	€ 1,255	€ 1,600
Minimum
Disclosure of financial liabilities [line items]
Average maturity of net financial debt	6 years
2021 | Telefonica, S.A.
Disclosure of financial liabilities [line items]
Total carrying amount	€ 8,123